United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT AND CHIEF EXECUTIVE OFFICER

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end:  June 30, 2012

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS.

AMERICAN BEACON BRIDGEWAY LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 97.44%
CONSUMER DISCRETIONARY - 11.62%
Automobiles - 1.71%
Ford Motor Co.	22,700	$224
General Motors Co.A	11,300	257

		481

Media - 3.14%
DISH Network Corp., Class A	9,700	297
Time Warner, Inc.	6,600	299
Walt Disney Co.	5,500	288

		884

Multiline Retail - 2.82%
Dillard’s, Inc., Class A	6,300	455
Macy’s, Inc.	9,000	339

		794

Specialty Retail - 3.95%
American Eagle Outfitters, Inc.	12,300	259
Gap, Inc.	14,700	526
Home Depot, Inc.	5,400	326

		1,111

Total Consumer Discretionary		3,270

CONSUMER STAPLES - 11.61%
Beverages - 2.48%
Brown-Forman Corp., Class B	2,550	166
Coca-Cola Enterprises, Inc.	7,000	219
Constellation Brands, Inc., Class AA	9,700	314

		699

Food & Drug Retailing - 1.83%
Safeway, Inc.	13,200	212
Wal-Mart Stores, Inc.	4,100	303

		515

Food Products - 3.07%
Campbell Soup Co.	7,400	258
ConAgra Foods, Inc.	10,700	295
Kraft Foods, Inc., Class A	7,500	310

		863

Household Products - 4.23%
Colgate-Palmolive Co.	4,300	461
Kimberly-Clark Corp.	4,300	369
Procter & Gamble Co.	5,200	361

		1,191

Total Consumer Staples		3,268

ENERGY - 13.83%
Energy Equipment & Services - 1.87%
Cobalt International Energy, Inc.A	12,600	281
Superior Energy Services, Inc.A	12,000	246

		527

	Shares	Fair Value
		(000’s)
Oil & Gas - 11.96%
Chesapeake Energy Corp.	16,300	$308
Chevron Corp.	7,514	876
ConocoPhillips	6,600	377
Hess Corp.	1,700	91
HollyFrontier Corp.	7,800	322
Marathon Petroleum Corp.	7,200	393
Phillips 66A	3,300	153
Pioneer Natural Resources Co.	2,600	271
Tesoro Corp.	6,400	268
Valero Energy Corp.	9,700	307

		3,366

Total Energy		3,893

FINANCIALS - 24.22%
Banks - 4.43%
BB&T Corp.	6,500	216
Fifth Third Bancorp	14,800	230
KeyCorp	17,500	153
Regions Financial Corp.	34,500	249
U.S. Bancorp	11,700	400

		1,248

Diversified Financials - 4.39%
Citigroup, Inc.	7,400	242
Discover Financial Services	13,100	520
JPMorgan Chase & Co.	7,500	304
Morgan Stanley	10,100	169

		1,235

Insurance - 12.04%
ACE Ltd.	3,500	265
Aflac, Inc.	7,300	350
Berkshire Hathaway, Inc., Class BA	2,500	221
Chubb Corp.	8,000	609
Everest Re Group Ltd.	1,600	171
Loews Corp.	6,600	272
MetLife, Inc.	7,900	272
PartnerRe Ltd.	1,700	126
Prudential Financial, Inc.	5,000	273
Reinsurance Group of America, Inc.	3,500	203
Torchmark Corp.	3,200	164
Travelers Cos., Inc.	6,800	464

		3,390

Real Estate - 3.36%
AvalonBay Communities, Inc.B	1,900	258
HCP, Inc.B	6,365	283
Ventas, Inc.B	6,500	405

		946

Total Financials		6,819

	Shares	Fair Value
		(000’s)
HEALTH CARE - 10.49%
Health Care Providers & Services - 4.81%
Aetna, Inc.	8,000	$317
Humana, Inc.	3,200	224
Quest Diagnostics, Inc.	5,400	342
UnitedHealth Group, Inc.	4,200	233
WellPoint, Inc.	4,100	238

		1,354

Pharmaceuticals - 5.68%
Abbott Laboratories	5,300	363
Bristol-Myers Squibb Co.	12,172	412
Eli Lilly & Co.	5,300	251
Johnson & Johnson	4,000	276
Pfizer, Inc.	12,000	298

		1,600

Total Health Care		2,954

INDUSTRIALS - 9.32%
Aerospace & Defense - 5.39%
L-3 Communications Holdings, Inc.	4,300	308
Lockheed Martin Corp.	5,600	524
Northrop Grumman Corp.	6,100	405
Raytheon Co.	4,900	280

		1,517

Airlines - 0.81%
Delta Air Lines, Inc.A	24,800	227

Industrial Conglomerates - 2.29%
General Electric Co.	16,400	373
Textron, Inc.	10,400	272

		645

Road & Rail - 0.83%
Norfolk Southern Corp.	3,700	235

Total Industrials		2,624

INFORMATION TECHNOLOGY - 5.77%
Computers & Peripherals - 2.16%
Dell, Inc.A	18,100	178
Hewlett-Packard Co.	10,800	184
Western Digital Corp.A	6,300	245

		607

Electronic Equipment & Instruments - 0.61%
Diebold, Inc.	5,100	172

IT Consulting & Services - 1.91%
Fidelity National Information Services, Inc.	6,900	215
Visa, Inc., Class A	2,400	323

		538

Semiconductor Equipment & Products - 1.09%
Intel Corp.	13,500	306

Total Information Technology		1,623

	Shares	Fair Value
		(000’s)
MATERIALS - 3.24%
Chemicals - 2.52%
CF Industries Holdings, Inc.	1,900	$423
Westlake Chemical Corp.	3,900	285

		708

Metals & Mining - 0.72%
Cliffs Natural Resources, Inc.	5,200	203

Total Materials		911

TELECOMMUNICATION SERVICES - 2.47%
AT&T, Inc.	9,149	345
Verizon Communications, Inc.	7,700	351

Total Telecommunication Services		696

UTILITIES - 4.87%
Electric Utilities - 3.21%
AES Corp.A	15,700	172
American Electric Power Co., Inc.	3,600	158
American Water Works Co, Inc.	8,500	315
Duke Energy Corp.	4,000	259

		904

Gas Utilities - 0.90%
Sempra Energy	3,900	252

Multi-Utilities - 0.76%
Westar Energy, Inc.	7,200	214

Total Utilities		1,370

Total Common Stock (Cost $22,593)		27,428

SHORT-TERM INVESTMENTS - 2.34% (Cost $659)
JPMorgan U.S. Government Money Market Fund, Capital Class	659,302	659

TOTAL INVESTMENTS - 99.78% (Cost $23,252)		28,087
OTHER ASSETS, NET OF LIABILITIES - 0.22%		63

TOTAL NET ASSETS - 100.00%		$28,150

Percentages are stated as a percent of net assets.

A Non-income producing security.

B REIT - Real Estate Investment Trust.

Futures Contracts Open on September 30, 2012 ($000’s):
Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Future	Long	9	December, 2012	$645	$(3)

				$645	$(3)

AMERICAN BEACON FUNDS SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -

Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 -

Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.

Management has evaluated the implications of these changes and determined that the impact will only affect the disclosure requirements related to the financial statements.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of September 30, 2012, the Fund’s investments were classified as follows: (in thousands)

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$27,428	$-	$-	$27,428
Short-Term Investments	659	-	-	659

Total Investments in Securities	$28,807	$-	$-	$28,807

Futures Contracts	(3)	-	-	(3)

As of September 30, 2012, there were no significant transfers between levels.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. Certain Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Cost of Investments for Federal Income Tax Purposes

As of September 30, 2012, the cost of investments for federal income tax purposes was as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Bridgeway Large Cap Fund	$ 23,285	$ 5,660	$ (858)	$ 4,802

ITEM 2. CONTROLS AND PROCEDURES.

(a)        Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b)       There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)       A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President and Chief Executive Officer

Date: November 29, 2012

By:
/s/Melinda G. Heika
Melinda G. Heika
Treasurer and Chief Financial Officer

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President and Chief Executive Officer

Date: November 29, 2012

By:
/s/Melinda G. Heika
Melinda G. Heika
Treasurer and Chief Financial Officer

Date: November 29, 2012